iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Prospectus dated February 25, 2008

for the iShares MSCI Netherlands Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective June 25, 2008, all references in the Prospectus to iShares MSCI Netherlands Index Fund will be changed to iShares MSCI Netherlands Investable Market Index Fund.

The change is being made to reflect a change in naming conventions, and will not result in any change to the Fund’s investment objective or its principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-121-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Prospectus dated February 25, 2008

for the iShares MSCI Austria Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective June 25, 2008, all references in the Prospectus to iShares MSCI Austria Index Fund will be changed to iShares MSCI Austria Investable Market Index Fund.

The change is being made to reflect a change in naming conventions, and will not result in any change to the Fund’s investment objective or its principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-120-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Prospectus dated November 9, 2007

for the iShares MSCI BRIC Index Fund and

iShares MSCI Chile Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective June 25, 2008, all references in the Prospectus to iShares MSCI Chile Index Fund will be changed to iShares MSCI Chile Investable Market Index Fund.

The change is being made to reflect a change in naming conventions, and will not result in any change to the Fund’s investment objective or its principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-095-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Prospectus dated January 1, 2008 (as revised February 25, 2008)

for the iShares MSCI Belgium Index Fund,

iShares MSCI EMU Index Fund,

iShares MSCI France Index Fund,

iShares MSCI Germany Index Fund,

iShares MSCI Italy Index Fund,

iShares MSCI Spain Index Fund,

iShares MSCI Sweden Index Fund,

iShares MSCI Switzerland Index Fund and

iShares MSCI United Kingdom Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective June 25, 2008, all references in the Prospectus to iShares MSCI Belgium Index Fund will be changed to iShares MSCI Belgium Investable Market Index Fund.

The change is being made to reflect a change in naming conventions, and will not result in any change to the Fund’s investment objective or its principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-055-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Prospectus dated January 1, 2008

for the iShares MSCI Australia Index Fund,

iShares MSCI Canada Index Fund,

iShares MSCI Hong Kong Index Fund,

iShares MSCI Malaysia Index Fund,

iShares MSCI Mexico Index Fund,

iShares MSCI Pacific ex-Japan Index Fund,

iShares MSCI South Africa Index Fund and

iShares MSCI South Korea Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus.

Effective June 25, 2008, all references in the Prospectus to iShares MSCI Mexico Index Fund will be changed to iShares MSCI Mexico Investable Market Index Fund.

The change is being made to reflect a change in naming conventions, and will not result in any change to the Fund’s investment objective or its principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-056-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Statement of Additional Information (“SAI”) dated January 1, 2008 (as revised February 25, 2008),

for the iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund,

iShares MSCI Belgium Index Fund, iShares MSCI Brazil Index Fund,

iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund,

iShares MSCI EMU Index Fund, iShares MSCI France Index Fund,

iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund,

iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund,

iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund,

iShares MSCI Netherlands Index Fund, iShares MSCI Pacific ex-Japan Index Fund,

iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund,

iShares MSCI South Korea Index Fund, iShares MSCI Spain Index Fund,

iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund,

iShares MSCI Taiwan Index Fund and iShares MSCI United Kingdom Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI.

Effective June 25, 2008, all references in the SAI to iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Mexico Index Fund and iShares MSCI Netherlands Index Fund will be changed to iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Mexico Investable Market Index Fund and iShares MSCI Netherlands Investable Market Index Fund, respectively.

The changes are being made to reflect a change in naming conventions, and will not result in any changes to the Funds’ investment objectives or their principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-030-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated June 25, 2008

to the Statement of Additional Information (“SAI”)

dated November 9, 2007 (as revised December 19, 2007),

for the iShares MSCI BRIC Index Fund, iShares MSCI Chile Index Fund and

iShares MSCI Japan Small Cap Index Fund

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI.

Effective June 25, 2008, all references in the SAI to iShares MSCI Chile Index Fund will be changed to iShares MSCI Chile Investable Market Index Fund.

The change is being made to reflect a change in naming conventions, and will not result in any change to the Fund’s investment objective or its principal investment strategies.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-114-06008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE